Note 22 - Disclosures About Fair Value of Financial Instruments - Fair Value of Financial Instruments Measured on a Non-recurring Basis (Details) - Fair Value, Nonrecurring [Member] - USD ($)
$ in Thousands
		Dec. 31, 2022	Dec. 31, 2021
Reported Value Measurement [Member]
Other real estate owned		$ 0	$ 0
Collateral dependent loans (¹)	[1]	638
Total assets		638	668
Impaired loans, net (¹)	[1]		668
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 1 [Member]
Other real estate owned		0	0
Collateral dependent loans (¹)	[1]	0
Total assets		0	0
Impaired loans, net (¹)	[1]		0
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 2 [Member]
Other real estate owned		0	0
Collateral dependent loans (¹)	[1]	0
Total assets		0	0
Impaired loans, net (¹)	[1]		0
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member]
Other real estate owned		0	0
Collateral dependent loans (¹)	[1]	638
Total assets		$ 638	668
Impaired loans, net (¹)	[1]		$ 668

[1]	As of September 30, 2022 no valuation allowance was recorded on collateral dependent loans. As of December 31, 2021 no valuation allowance was recorded on impaired loans.